(14) INTANGIBLE ASSETS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets Details Narrative
Extension of concessions - transfer of financial asset	R$ 0	R$ 0	R$ 0
Amortization of concession financial asset	(936,318)	(767,858)	(777,462)
Capitalized interest on borrowings	R$ 20,726	R$ 13,349	R$ 11,358
Percentage of capitalized interest rate on borrowings	8.17%	7.74%	7.53%
Impairment of intangible asset	R$ (5,176)	R$ (43,070)	R$ (5,844)
Consideration directly transferred to prior shareholders	1,698,455
Consideration paid, net	1,591,839
Concession financial asset	148,487	R$ 45,594
Indemnification asset	41,974
Contingent liabilities	150,065
Fair value of receivables acquired	660,446
Gross contractual amount of receivables	R$ 703,672